Significant Accounting Policies - Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2022
Performance Share Units
Stock-Based Compensation
Vesting period	3 years
Minimum | Restricted Stock Units
Stock-Based Compensation
Vesting period	1 year
Maximum | Restricted Stock Units
Stock-Based Compensation
Vesting period	4 years